DEBT - Senior Guaranteed Notes and Senior Notes and Debentures (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 25, 2016	Jun. 21, 2016	Apr. 26, 2016	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Mar. 15, 2017	Sep. 23, 2016	Oct. 15, 2015	Oct. 09, 2015	Jun. 12, 2015
Debt Instrument [Line Items]
Document Period End Date					Sep. 30, 2017
Principal Amount					$ 5,429,338,000	$ 3,490,256,000
Carrying Amount					15,853,175,000	17,507,325,000
Less: Current portion					1,572,358,000	926,045,000
Long-term debt					14,280,817,000	16,581,280,000
Unamortized deferred financing costs and/or discounts/premiums						45,466,000
Senior Notes
Debt Instrument [Line Items]
Principal Amount					$ 16,289,245,000	17,955,024,000
Carrying Amount						17,507,325,000
Unamortized deferred financing costs and/or discounts/premiums						$ 447,699,000
Senior Notes | 7.875% Notes due February 15, 2018
Debt Instrument [Line Items]
Interest Rate					7.875%	7.875%
Principal Amount					$ 300,000,000	$ 300,000,000
Carrying Amount					$ 303,531,000	$ 310,334,000
Senior Notes | 7.625% Notes due July 15, 2018
Debt Instrument [Line Items]
Interest Rate					7.625%	7.625%
Principal Amount					$ 500,000,000	$ 500,000,000
Carrying Amount					$ 511,312,000	$ 521,654,000
Senior Notes | 8.625% Notes due February 15, 2019
Debt Instrument [Line Items]
Interest Rate					8.625%	8.625%
Principal Amount					$ 526,000,000	$ 526,000,000
Carrying Amount					$ 544,422,000	$ 553,804,000
Senior Notes | 6.75% Notes due November 15, 2021
Debt Instrument [Line Items]
Interest Rate					6.75%	6.75%
Principal Amount					$ 1,000,000,000	$ 1,000,000,000
Carrying Amount					$ 957,954,000	$ 951,702,000
Senior Notes | 5.25% Notes due June 1, 2024
Debt Instrument [Line Items]
Interest Rate					5.25%	5.25%
Principal Amount					$ 750,000,000	$ 750,000,000
Carrying Amount					$ 657,903,000	$ 650,193,000
Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Interest Rate					10.125%	10.125%				10.125%
Principal Amount					$ 1,800,000,000	$ 1,800,000,000				$ 1,800,000,000
Carrying Amount					$ 1,777,085,000	$ 1,774,750,000
Issuance price percentage										100.00%
Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate					10.875%	10.875%				10.875%
Principal Amount					$ 1,684,221,000	$ 2,000,000,000				$ 2,000,000,000
Carrying Amount					$ 1,660,583,000	$ 1,970,379,000
Issuance price percentage										100.00%
Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate					6.625%	6.625%			6.625%
Principal Amount					$ 1,000,000,000	$ 1,000,000,000			$ 1,000,000,000
Carrying Amount					$ 986,394,000	$ 985,469,000
Issuance price percentage									100.00%
Senior Notes | 5.5% Notes due April 15, 2027
Debt Instrument [Line Items]
Interest Rate					5.50%	5.50%		5.50%
Principal Amount					$ 1,310,000,000	$ 1,310,000,000		$ 1,310,000,000
Carrying Amount					$ 1,304,353,000	$ 1,304,025,000
Redeemable debt, percent					40.00%
Redemption price, percentage					105.50%
Deferred financing costs								$ 5,575,000
Senior Notes | 8.625% Notes due September 15, 2017
Debt Instrument [Line Items]
Interest Rate					8.625%	8.625%
Principal Amount					$ 0	$ 900,000,000
Carrying Amount					$ 0	$ 926,045,000
Senior Notes | 7.75% Notes due April 15, 2018
Debt Instrument [Line Items]
Interest Rate					7.75%	7.75%
Principal Amount					$ 750,000,000	$ 750,000,000
Carrying Amount					$ 757,515,000	$ 767,545,000
Senior Notes | 8.0% Notes due April 51, 2020
Debt Instrument [Line Items]
Interest Rate					8.00%	8.00%
Principal Amount					$ 500,000,000	$ 500,000,000
Carrying Amount					$ 491,224,000	$ 488,992,000
Senior Notes | 5.875% Notes due September 15, 2022
Debt Instrument [Line Items]
Interest Rate					5.875%	5.875%
Principal Amount					$ 649,024,000	$ 649,024,000
Carrying Amount					$ 568,796,000	$ 559,500,000
Senior Notes | 6.375% Senior Notes due September 15, 2020
Debt Instrument [Line Items]
Interest Rate					6.375%	6.375%	6.375%
Principal Amount					$ 1,050,000,000	$ 1,500,000,000
Carrying Amount					$ 1,025,616,000	$ 1,457,439,000
Senior Notes | 5.125% Senior Notes due December 15, 2021
Debt Instrument [Line Items]
Interest Rate					5.125%	5.125%
Principal Amount					$ 1,250,000,000	$ 1,250,000,000
Carrying Amount					$ 1,132,926,000	$ 1,115,767,000
Senior Notes | 5.375% Senior Notes due July 15, 2023
Debt Instrument [Line Items]
Interest Rate					5.375%	5.375%					5.375%
Principal Amount					$ 1,100,000,000	$ 1,100,000,000					$ 1,100,000,000
Carrying Amount					$ 1,081,815,000	$ 1,079,869,000
Redeemable debt, percent					40.00%	40.00%
Redemption price, percentage					105.375%	105.375%
Issuance price percentage											100.00%
Repayment of remaining balance			$ 1,477,200,000
Senior Notes | 7.75% Senior Notes due July 15, 2025
Debt Instrument [Line Items]
Interest Rate					7.75%	7.75%					7.75%
Principal Amount					$ 620,000,000	$ 620,000,000					$ 300,000
Carrying Amount					$ 604,001,000	$ 602,925,000
Redeemable debt, percent					40.00%	40.00%
Redemption price, percentage					107.75%	107.75%
Deferred financing costs	$ 2,092,000
Issuance price percentage											100.00%
Repayment of remaining balance	$ 809,327,000
Senior Notes | HoldCo 7.75% Senior notes due July 15 2015
Debt Instrument [Line Items]
Interest Rate											7.75%
Principal Amount											$ 320,000,000
Issuance price percentage											98.275%
Decrease in members's equity				$ 315,352,000
Senior Notes | 5.5% Senior Notes due May 15, 2026
Debt Instrument [Line Items]
Interest Rate			5.50%		5.50%	5.50%
Principal Amount			$ 1,500,000,000		$ 1,500,000,000	$ 1,500,000,000
Carrying Amount					$ 1,487,745,000	$ 1,486,933,000
Redeemable debt, percent					40.00%	40.00%
Redemption price, percentage					105.50%	105.50%
Deferred financing costs			$ 13,773,000
Senior Notes | Senior Notes due in 2025
Debt Instrument [Line Items]
Redemption price, percentage					100.00%	100.00%
Cablevision Systems Corp. | Senior Notes
Debt Instrument [Line Items]
Deferred financing costs										$ 76,579,000
Cablevision Systems Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Redemption price, percentage					110.125%	110.125%
Cablevision Systems Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Redemption price, percentage					110.875%	110.875%
Cablevision Systems Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Redemption price, percentage					106.625%	106.625%
Cablevision Systems Corp. | Senior Notes | CSC Holdings Senior Notes
Debt Instrument [Line Items]
Redeemable debt, percent					40.00%	40.00%
Adjustment to fair value		$ 52,788,000